Post-Retirement Obligation - Summary of Fair Value of Pension Plan Assets Issued by Sponsor and Subsidiaries (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 1,098	R$ 1,114
Non-convertible debentures issued by the Company and subsidiaries [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	363	397
Shares issued by the Company [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	10	7
Real estate properties of the Foundation, occupied by the Company and subsidiaries [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 725	R$ 710